Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Schedule of revenue
	June 30,
	2019	2020
	Thousands USD	Thousands USD
Trade receivables	1,174	515
Contract assets	-	26
Contract liabilities	766	917

Schedule of revenues per major products
	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD

Consumables	222	265
Printing services	-	52
Sales of printers	2,577	673
Total	2,799	990
Printers rental	51	-
Total revenues	2,850	990

Schedule of revenues per geographical locations
	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD
U.S.	1,040	582
Asia Pacific	639	117
Europe and Israel	1,171	291
Total revenues	2,850	990

Schedule of revenues per timing of revenue recognition
	For the six-month Ended June 30
	2019	2020
	Thousands USD	Thousands USD
Goods and services transferred over time	327	273
Goods transferred at a point in time	2,523	717
Total revenues	2,850	990